Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2016
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Dec. 02, 2016
Document Effective Date	Dec. 04, 2016
Prospectus Date	Dec. 06, 2016
MFS® Lifetime® 2060 Fund | A
Prospectus:
Trading Symbol	MFJAX
MFS® Lifetime® 2060 Fund | B
Prospectus:
Trading Symbol	MFJBX
MFS® Lifetime® 2060 Fund | C
Prospectus:
Trading Symbol	MFJCX
MFS® Lifetime® 2060 Fund | I
Prospectus:
Trading Symbol	MFJIX
MFS® Lifetime® 2060 Fund | R1
Prospectus:
Trading Symbol	MFJEX
MFS® Lifetime® 2060 Fund | R2
Prospectus:
Trading Symbol	MFJGX
MFS® Lifetime® 2060 Fund | R3
Prospectus:
Trading Symbol	MFJTX
MFS® Lifetime® 2060 Fund | R4
Prospectus:
Trading Symbol	MFJUX
MFS® Lifetime® 2060 Fund | R6
Prospectus:
Trading Symbol	MFJKX